Intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
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Change in Carrying Value of Intangible Assets

The changes in the carrying value of intangible assets for the year ended March 31, 2018 are as follows:

Gross carrying value	Customer contracts	Customer relationships	Intellectual Property and other rights	Trade names	Technology	Leasehold benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2017	$167,001	$121,922	$3,861	$653	$6,131	$1,835	$9,451	400	$25,586	$336,840
Additions	—	—	250	—	—	—	—	—	7,369	7,619
Translation adjustments	93	940	470	—	(6)	—	10	—	894	2,401

Balance as at March 31, 2018	$167,094	$122,862	$4,581	$653	$6,125	$1,835	$9,461	$400	$33,849	$346,860

Accumulated amortization
Balance as at April 1, 2017	$157,976	$62,175	$3,861	$80	$172	$1,835	$964	$—	$13,153	$240,216
Amortization	2,725	3,700	74	236	790	—	2,310	—	5,670	15,505
Translation adjustments	(62)	873	470	(1)	(4)	—	12	—	199	1,487

Balance as at March 31, 2018	$160,639	$66,748	$4,405	$315	$958	$1,835	$3,286	$—	$19,022	$257,208

Net carrying value as at March 31, 2018	$6,455	$56,114	$176	$338	$5,167	$—	$6,175	$400	$14,827	$89,652

The changes in the carrying value of intangible assets for the year ended March 31, 2019 are as follows:

Gross carrying value	Customer contracts	Customer relationships	Intellectual Property and other rights	Trade names	Technology	Leasehold benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2018	$167,094	$122,862	$4,581	$653	$6,125	$1,835	$9,461	400	$33,849	$346,860
Additions	—	—	—	—	—	—	—	—	7,556	7,556
Translation adjustments	(5,146)	(1,225)	(298)	(6)	(73)	—	(172)	—	(1,742)	(8,662)

Balance as at March 31, 2019	$161,948	$121,637	$4,283	$647	$6,052	$1,835	$9,289	$400	$39,663	$345,754

Accumulated amortization
Balance as at April 1, 2018	$160,639	$66,748	$4,405	$315	$958	$1,835	$3,286	$—	$19,022	$257,208
Amortization	2,675	3,671	125	192	776	—	2,240	—	6,104	15,783
Translation adjustments	(4,940)	(1,031)	(298)	(6)	(17)	—	(79)	—	(1,054)	(7,425)

Balance as at March 31, 2019	$158,374	$69,338	$4,232	$501	$1,717	$1,835	$5,447	$—	$24,072	$265,566

Net carrying value as at March 31, 2019	$3,574	$52,249	$51	$146	$4,335	$—	$3,842	$400	$15,591	$80,188

Estimated Remaining Weighted Average Amortization Periods for Definite Lived Intangible Assets

As at March 31, 2019, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer contracts	19
Customer relationships	196
Covenant not-to-compete	21
Trade names	10
Technology	68
Intellectual property and other rights	5
Software	20

Estimated Annual Amortization Expense

The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 2019 are as follows:

	Amount
2020	$15,716
2021	12,078
2022	7,000
2023	5,649
2024	4,398
Thereafter	34,947

	$79,788	*

*	excludes service mark, as it has an indefinite useful life